INCOME TAXES (Details Narrative) - JPY (¥) ¥ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	0.00%	0.00%	0.00%
Valuation allowance of operating loss carryforward	¥ 276
Begin to Expire in 2026 through 2034 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	2,354
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	¥ 2,354	¥ 1,748